INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves and allowances, net	$ 172	$ 36
Operating loss carryforward	397	56
Net deferred tax asset before valuation allowance	569	92
Valuation allowance	(569)	(92)
Net deferred tax asset	$ 0	$ 0